Bonds and financing - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Oct. 11, 2018
Bonds and financing
Bonds and financing at beginning of period		R$ 1,658,467	R$ 793,341	R$ 1,640,947
Capitalization of bonds	[1]			(1,508,297)
Contribution of bonds	[2]			1,535,800
Payment of interest		(443)	(49,404)	(117,696)
Interest accrued			52,935	92,584
Transfers				(19,911)
Bonds and financing at end of period		1,658,467	793,341	1,640,947
Current liabilities
Bonds and financing
Bonds and financing at beginning of period		339,859	502,882	440,947
Capitalization of bonds	[1]			(186,617)
Contribution of bonds	[2]			417,030
Payment of interest			(49,404)	(88,732)
Interest accrued			52,935	63,620
Transfers			910,539	(104,213)
Bonds and financing at end of period		339,859	502,882	440,947
Current Bonds with Related Parties
Bonds and financing
Bonds and financing at beginning of period		338,556	502,743	440,947
Capitalization of bonds	[1]			(186,617)
Contribution of bonds	[2]			417,030
Payment of interest			(49,369)	(88,732)
Interest accrued			52,900	63,620
Transfers			910,400	(102,910)
Bonds and financing at end of period		338,556	502,743	440,947
Current Finance Leases
Bonds and financing
Bonds and financing at beginning of period		1,303	139
Capitalization of bonds
Contribution of bonds
Payment of interest			(35)
Interest accrued			35
Transfers			139	(1,303)
Bonds and financing at end of period		1,303	139
Non-current liabilities
Bonds and financing
Bonds and financing at beginning of period		1,318,608	290,459	1,200,000
Capitalization of bonds	[1]			(1,321,680)
Contribution of bonds	[2]			1,118,770
Payment of interest				(28,964)
Interest accrued				28,964
Transfers			(910,539)	84,302
Bonds and financing at end of period		1,318,608	290,459	1,200,000
Non-current Bonds with Related Parties
Bonds and financing
Bonds and financing at beginning of period		1,300,000	289,600	1,200,000
Capitalization of bonds	[1]			(1,321,680)
Contribution of bonds	[2]			1,118,770
Payment of interest				(28,964)
Interest accrued				28,964
Transfers			(910,400)	102,910
Bonds and financing at end of period		1,300,000	289,600	1,200,000
Non-current Finance Leases
Bonds and financing
Bonds and financing at beginning of period		18,608	859
Capitalization of bonds
Contribution of bonds
Payment of interest
Interest accrued
Transfers			(139)	(18,608)
Bonds and financing at end of period		18,608	R$ 859
Vasta Platform (Successor)
Bonds and financing
Bonds and financing at beginning of period		1,658,467		1,640,947	R$ 1,633,300
Capitalization of bonds				(1,508,297)
Contribution of bonds				1,535,801
Payment of interest		(443)		(117,696)
Interest accrued		25,611		92,583
Transfers	[3]			(19,911)
Bonds and financing at end of period		1,658,467		1,640,947	1,633,300
Vasta Platform (Successor) | Current liabilities
Bonds and financing
Bonds and financing at beginning of period		339,859		440,947	311,030
Capitalization of bonds	[4]			(186,617)
Contribution of bonds	[5]			417,030
Payment of interest		(443)		(88,732)
Interest accrued		14,126		63,620
Transfers	[3]			(104,213)
Bonds and financing at end of period		339,859		440,947	311,030
Vasta Platform (Successor) | Current Bonds with Related Parties
Bonds and financing
Bonds and financing at beginning of period		338,556		440,947	309,302
Capitalization of bonds	[4]			(186,617)
Contribution of bonds	[5]			417,030
Payment of interest				(88,732)
Interest accrued		14,106		63,620
Transfers	[3]			(102,910)
Bonds and financing at end of period		338,556		440,947	309,302
Vasta Platform (Successor) | Current Finance Leases
Bonds and financing
Bonds and financing at beginning of period		1,303			1,728
Capitalization of bonds
Contribution of bonds
Payment of interest		(443)
Interest accrued		20
Transfers	[3]			(1,303)
Bonds and financing at end of period		1,303			1,728
Vasta Platform (Successor) | Non-current liabilities
Bonds and financing
Bonds and financing at beginning of period		1,318,608		1,200,000	1,322,270
Capitalization of bonds	[4]			(1,321,680)
Contribution of bonds	[5]			1,118,770
Payment of interest				(28,964)
Interest accrued		11,485		28,964
Transfers	[3]			84,302
Bonds and financing at end of period		1,318,608		1,200,000	1,322,270
Vasta Platform (Successor) | Non-current Bonds with Related Parties
Bonds and financing
Bonds and financing at beginning of period		1,300,000		1,200,000	1,303,663
Capitalization of bonds	[4]			(1,321,680)
Contribution of bonds	[5]			1,118,770
Payment of interest				(28,964)
Interest accrued		11,485		28,964
Transfers	[3]			102,910
Bonds and financing at end of period		1,300,000		1,200,000	1,303,663
Vasta Platform (Successor) | Non-current Finance Leases
Bonds and financing
Bonds and financing at beginning of period		18,608			18,607
Capitalization of bonds
Contribution of bonds
Payment of interest
Interest accrued
Transfers	[3]			(18,608)
Bonds and financing at end of period		R$ 18,608			R$ 18,607

[1]	On September 28, 2019, the Cogna Group approved the capitalization of the 4th issuance and 5th issuance private bonds, in the amount of R$1,508,297, increasing the Parent Company’s Net Investment in the combinedcarve-outfinancial statements.
[2]	On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,801 of the amount should be transferred to the Business through the Corporate Restructuring. Through this process, the Business was subject to the following contractual terms: (i)the acceleration of the other debentures originally issued by Saber; (ii)the grant by us of any liens on our assets or capital stock; (iii)a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions, Additionally, we have agreed until the maturity of the private debentures that: (i)we will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii)we will not obtain any new loans unless the proceeds of such loans are directed to repay our debentures with Cogna; and (iii)we will not pledge shares and/or dividends.
[3]	Due to the adoption of IFRS 16, Finance Leases’ balances were transferred to “Lease Liabilities”. (Note 14)
[4]	On September 28, 2019, the Cogna Group approved the capitalization of the 4th issuance and 5th issuance private bonds, in the amount of R$1,508,297, increasing the Net Parent Investment in these combined carve-out financial statements.
[5]	On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,801 of the value was transferred to the Business through the Corporate Reorganization (according to Note 1). Through this process, the Business is subject to the following clauses: (i) the acceleration of the other debentures originally issued by Saber; (ii) the grant by us of any liens on our assets or capital stock; (iii) a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions. Additionally, we have agreed until the maturity of the private debentures that: (i) we will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii) we will not obtain any new loans unless the proceeds of such loan are directed to repay our debentures with Cogna; and (iii) we will not pledge shares and/or dividends.